Company Information	12 Months Ended
Jun. 30, 2011
Company Information [Abstract]
Company Information
1.	Company information

Noah Education Holdings Ltd. (the "Company"), its subsidiaries and variable interest entities ("VIEs") (hereinafter collectively referred to as the "Group") is engaged in the business of providing after-class tutoring service and kindergarten education in the People's Republic of China (the "PRC").

The Group was also previously engaged in Electronic Learning Products ("ELP") business, which provided interactive electronic educational materials, developing and providing content targeting primarily Chinese elementary, middle and high school students in the PRC with content focused on interactive, multimedia learning materials that complement the Chinese national and local school curricula, covering subjects such as English, Chinese, physics, chemistry, geography and history. Such ELP business was discontinued with effect from June 8, 2011 (See note 11). All previously reported financial information has been revised to conform to the current presentation accordingly.

As of June 30, 2011, details of the Group's major subsidiaries are as follows:

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Beijing Noah Zhi Yuan Education Consulting Co. Ltd. ("BJNZY")	PRC	100%	Inactive

Bright Sound Electronic Technology (Shenzhen) Co., Ltd. ("BSTS")	PRC	100%	Inactive

Bright Sound Limited	British Virgin Islands ("BVI")	100%	Investment holding

Changsha Furong District Nan Ming Yuan Little New Star Kindergarten	PRC	100%	Kindergarten education

Changsha High-Tech Development Zone Xinya Electronic Technology Co., Ltd.	PRC	100%	Research and development, and distribution of educational software contents

Changsha Leiseng Education Software Co., Ltd. ("Changsha Leiseng")	PRC	No direct ownership; VIE	Sales of English training materials to primary schools and franchisees

Changsha Little New Star Animation Digital Technology Co., Ltd. ("Animation Digital")	PRC	100%	Sales of English training materials to kindergartens, franchisees and developing franchised-schools

Changsha Little New Star Stationary Development Co., Ltd.	PRC	100%	Sales of English training materials to primary schools and franchisees

Changsha Mei Lin Shui Jun Kindergarten	PRC	100%	Kindergarten education

Changsha Mei Wen Education Investment Management (Service) Co., Ltd.	PRC	100%	Investment holding

Changsha Tianxin District Little New Star School	PRC	100%	After-class tutoring services

Changsha Tianxin District New Star English Training School	PRC	100%	After-class tutoring services

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Chengdu Shidai Noah Education Software Co., Ltd. ("CDSD")	PRC	100%	Inactive

Chengdu Shidai Noah Information Technology Co., Ltd.	PRC	100%	Inactive

Global Ring Limited	Hong Kong ("HK")	100%	Investment holding

Guangzhou Zhougda Foundation Education Investment Management Co., Ltd.	PRC	100%	Investment holding

Noah Education Technology (Shenzhen) Co., Ltd. ("NETS")	PRC	100%	Investment holding

Shanxi Datong Little New Star Foreign Language School	PRC	100%	After-class tutoring services

Shenzhen New Noah Education Investment Development Co., Ltd.	PRC	100%	Provision of educational services, research and development, and distribution of educational software

Shenzhen Wentai Education Industry Development Co., Ltd.	PRC	70%	Investment holding

Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment")	PRC	No direct ownership; VIE	Investment holding

Trump Global Limited	HK	100%	Investment holding

Win Bright Creation Limited	HK	100%	Investment holding

Xiangtan Yuetang District Little New Star English School	PRC	100%	After-class tutoring services

VIE arrangements

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of online operations and primary and secondary educational services business. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group's PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, software development and maintenance agreement, technology supporting and consulting, service agreements, operation and management agreement and content providing agreement. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

To comply with PRC laws and regulations relating to foreign ownership restrictions, the Group currently conduct its primary and secondary education services business in China through contractual arrangements with Changsha Leisen, Wentai Investment (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered between Leisen Education, Wentai Investment and their direct equity holders respectively.

Agreements that provide effective control over Leisen Education

Equity Pledge Agreement. Pursuant to the equity pledge agreement between Animation Digital and Mr. Dong Xu, the shareholder of Leisen Education, who pledged all of his equity interest in Leisen Education to Animation Digital to guarantee the performance of Leisen Education's obligations under the software development and maintenance agreement, the exclusive technology supporting and consulting service agreement and the content providing agreement. If Leisen Education or Mr. Dong Xu breaches its respective contractual obligations, Animation Digital, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Dong Xu agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interest in Leisen Education without the prior written consent of Animation Digital.

Option Agreement. Under the option agreement between Mr. Dong Xu and Animation Digital, Mr. Dong Xu irrevocably granted Animation Digital or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Leisen Education within ten years upon the effectiveness of the option agreement. The price for such option is RMB10,000. The exercise price for purchasing all of the share capital of Leisen Education is RMB2,788,727.

Loan Agreement. Pursuant to the loan agreement between Animation Digital and Mr. Dong Xu, Animation Digital agreed to grant a loan of RMB2,788,727 at zero interest to Mr. Dong Xu for his investment in the share capital of Leisen Education. Mr. Dong Xu agreed to repay the loan upon the receipt of the repayment notification of Animation Digital at any time. The loan can be repaid only with the proceeds from sale of the Mr. Dong Xu's equity interest in Leisen Education to Animation Digital.

Power of Attorney. Mr. Dong Xu, the controlling shareholder of Leisen Education, has each executed a power of attorney to any person designated by Animation Digital to authorize such person to vote as his attorney-in-fact on all of the matters of Leisen Education requiring shareholder approval. The term of each of this power of attorney is ten years from the date thereof.

Agreements that transfer economic benefits to the Company

Software Development and Maintenance Agreement. Pursuant to the software development and maintenance agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to develop software related to the website owned and operated by Leisen Education (www.littlestar.com.cn), and to provide subsequent software maintenance and management services to Leisen Education. The software developed by Animation Digital thereunder remains the property of Animation Digital, but is exclusively licensed to Leisen Education. Leisen Education agrees to pay annual service fees of 40% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Exclusive Technology Supporting and Consulting Service Agreement. Pursuant to the exclusive technology supporting and consulting service agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education technology supporting and consulting services related to the business operations of Leisen Education. Any and all intellectual property created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Animation Digital agrees to pay annual service fees of 40% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Content Providing Agreement. Pursuant to the content providing agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education the content needed for the website owned and operated by Leisen Education (www.littlestar.com.cn). Any and all intellectual properties created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 10% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Contractual arrangements with Wentai Investment and Its Shareholders

The Company's relationships with Wentai Investment and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of Wentai Investment and Wentai Education is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Wentai Investment and Wentai Education, Wentai Investment does not transfer any other funds generated from its operations to Wentai Education.

Agreements that Provide Effective Control over Wentai Investment

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated April 23, 2010 between Wentai Education and the shareholders of Wentai Investment, namely Mr. Dong Xu and Mr. Qicai Du, each shareholder pledged all of his equity interest in Wentai Investment to Wentai Education to guarantee the performance of service agreements by Wentai Investment and its schools that they had entered into with Wentai Education. Separately, Wentai Education has entered into an equity pledge agreement with Wentai Investment on April 23, 2010, pursuant to which Wentai Investment pledged all of its 67% equity interest in Zhongda Foundation to Wentai Education for the same purpose. If Wentai Investment or any of its shareholders breaches its respective contractual obligations under the equity pledge agreements, Wentai Education, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. Wentai Investment and its shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in Zhongda Foundation and Wentai Investment, respectively, without the prior written consent of Wentai Education.

Option Agreement. Under the option agreement dated April 23, 2010 between the shareholders of Wentai Investment and Wentai Education, the shareholders of Wentai Investment irrevocably granted Wentai Education or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Wentai Investment within 20 years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Wentai Investment is RMB30 million.

Loan Agreement. Pursuant to the loan agreement between dated March 12, 2010 Wentai Education and the shareholders of Wentai Investment, Wentai Education agreed to lend RMB21 million (US$3. 2 million) to Mr. Dong Xu and RMB9 million (US$1.4 million) to Mr. Qicai Du for their investment in the share capital of Wentai Investment. The loan is interest-free and with a term of 20 years. Mr. Dong Xu and Mr. Qicai Du agreed to repay the loan upon the receipt of the repayment notification of Wentai Education at any time. The loan can be repaid only with the proceeds from sale of the equity interests in Wentai Investment to Wentai Education.

Operation and Management Agreement. Pursuant to the operation and management agreement dated April 23, 2010 among Wentai Education, Wentai Investment and the shareholders of Wentai Investment, Mr. Dong Xu and Mr. Qicai Du, Wentai Education will provide policy directions and instructions on Wentai Investment's daily operations and financial management. The shareholders of Wentai Investment must designate the candidates recommended by Wentai Education as their representatives on Wentai Investment's board of directors, and Wentai Investment must appoint such candidates. Wentai Investment must also appoint any candidate nominated by Wentai Education to be its senior executive. In addition, Wentai Education agrees to guarantee Wentai Investment's performance under any business agreements or arrangements with any third party. Moreover, Wentai Investment agrees that without the prior consent of Wentai Education, Wentai Investment will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Wentai Investment and Zhongda Foundation, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of this agreement is twenty years from the date thereof.

Power of Attorney. Mr. Dong Xu and Mr. Qicai Du, the only shareholders of Wentai Investment, have each executed a power of attorney to any person designated by Wentai Education to authorize such person to vote as his attorney-in-fact on all of the matters of Wentai Investment requiring shareholder approval. The term of each of these powers of attorney is twenty years from the date thereof.

Agreements that Transfer Economic Benefits to the Company

Service Agreement. Pursuant to the service agreement dated October 28, 2010 between Wentai Education and Wentai Investment, Wentai Investment agreed to pay Wentai Education an annual service fee of 95% of its annual net income. Pursuant to service agreements between Wentai Education and schools held by Wentai Investment or Zhongda Foundation Education, each of the schools agreed to pay Wentai Education an annual service fee of 17% of its total annual revenues. Wentai Investment and these schools irrevocably and exclusively retain Wentai Education as their provider of support and advisory services on education management. Any intellectual property developed during the performance of the agreements remain the property of Wentai Education. The term of the service agreements is 20 years from the date thereof.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

•	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•

The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Company adopted the new guidance for the year ended June 30, 2011.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs' economic performance and (2) the right to receive benefits from the VIEs. The Company will continue to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

The VIEs are principally engaged in the provision of educational services in the PRC.

The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2010 and 2011 and for the years ended June 30, 2010 and 2011 is as follows. The Company did not have any VIE arrangement for the year ended June 30, 2009.

	As of June 30,
	2010	2011
	RMB	RMB
Total assets	25,227,236	147,887,140
Total liabilities	4,635,424	83,743,672

	Year Ended June 30,
	2010	2011
	RMB	RMB
Net Revenues	20,408,152	68,275,955
Net Income	11,253,040	18,073,609
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)
Net cash used in investing activities	(10,855)	(3,555,083)

The Group's consolidated assets do not include any collateral for Leisen Education's and Wentai Investment's obligations.

There was no pledge or collateral of the assets either in Leisen Education or Wentai Investment. Creditors of Leisen Education have no recourse to the general credit of Animation Digital or the Company, which is the primary beneficiary of Leisen Education. Creditors of Wentai Investment have no recourse to the general credit of Wentai Education or the Company, which is primary beneficiary of Wentai Investment.